Pension and Other Employee Obligations - Sensitivity of Defined Benefit Obligation to a Change in Each Significant Actuarial Assumption (Detail)	Mar. 31, 2019
India [member] | Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity of defined benefit obligation due to a possible increase in assumption	(4.70%)
Sensitivity of defined benefit obligation due to a possible decrease in assumption	5.20%
India [member] | Salary escalation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity of defined benefit obligation due to a possible increase in assumption	4.10%
Sensitivity of defined benefit obligation due to a possible decrease in assumption	(3.90%)
Philippines [member] | Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity of defined benefit obligation due to a possible increase in assumption	(0.90%)
Sensitivity of defined benefit obligation due to a possible decrease in assumption	1.00%
Philippines [member] | Salary escalation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity of defined benefit obligation due to a possible increase in assumption	0.50%
Sensitivity of defined benefit obligation due to a possible decrease in assumption	(0.50%)
Sri Lanka [member] | Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity of defined benefit obligation due to a possible increase in assumption	(4.20%)
Sensitivity of defined benefit obligation due to a possible decrease in assumption	4.60%
Sri Lanka [member] | Salary escalation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity of defined benefit obligation due to a possible increase in assumption	4.20%
Sensitivity of defined benefit obligation due to a possible decrease in assumption	(3.90%)